Lease liabilities	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease liabilities
14.	Lease liabilities

	As at	As at
	December 31, 2021	December 31, 2020
Current portion of lease liabilities	115,344	88,522
Long-term portion of lease liabilities	313,862	267,464
	429,206	355,986
The table below summarizes changes to the lease liabilities:

	Note	2021	2020
Balance at beginning of year		355,986	355,591
Business combinations	5	111,590	40,477
Additions		90,346	50,225
Derecognition*		(15,030)	(12,011)
Repayment		(115,336)	(82,587)
Effect of movements in exchange rates		1,650	4,291
Balance at end of year		429,206	355,986
* Derecognized lease liabilities include negotiated asset purchases and extinguishments resulting from accidents.

The incremental borrowing rate used on average for 2021 is 2.59% (2020 – 3.56%).
Extension options
Some real estate leases contain extension options exercisable by the Group. Where practicable, the Group seeks to include extension options in new leases to provide operational flexibility. The Group assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Group reassesses whether it is reasonably certain to exercise the options if there are significant events or significant changes in circumstances within its control.
The lease liabilities include future lease payments of $12.7 million (2020 – $21.1 million) related to extension options that the Group is reasonably certain to exercise.
The Group has estimated that the potential future lease payments, should it exercise the remaining extension options, would result in an increase in lease liabilities of $
362.4
million (2020 - $
352.1
million).
The Group does not have a significant exposure to termination options and penalties.
Variable lease payments
Some leases contain variable lease payments which are not included in the measurement of the lease liability. These payments include, amongst others, common area maintenance fees, municipal taxes and vehicle maintenance fees. The expense related to variable lease payments for the year ended December 31, 2021 was $18.9 million (2020 - $17.4 million).
Sub-leases
The Group
sub-leases
some of its properties. Income from
sub-leasing
right-of-use
assets for the year ended December 31, 2021 was $15.4 million (2020 - $13.8 million), presented in “Other operating expenses”.
Contractual cash flows
The total contractual cash flow maturities of the Group’s lease liabilities are as follows:

As at
December 31, 2021
Less than 1 year	126,172
Between 1 and 5 years	262,899
More than 5 years	79,323
468,394
For the year ended December 31, 2021, operating lease expenses of $42.4 million (2020 – $26.1 million) were recognized in the consolidated statement of income for leases that either did not meet the definition of a lease under IFRS 16, or were excluded based on practical expedients applied.